Schedule of deferred revenue, by type (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Total deferred revenue		₨ 3,360	₨ 45,721	₨ 248,177
Noncurrent
Current	$ 40	3,360	45,721
Global Distribution System Provider [Member]
IfrsStatementLineItems [Line Items]
Total deferred revenue			38,417
Loyalty Program [Member]
IfrsStatementLineItems [Line Items]
Total deferred revenue		₨ 3,360	₨ 7,304